Equity (Details) - Schedule of accumulated other comprehensive income (loss) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accumulated other comprehensive income (loss) [Abstract]
Accumulated realized and unrealized gain (loss) on available-for-sale securities, net			$ 1
Accumulated foreign currency translation adjustments	9,268	7,809	(351)
Accumulated unrealized gain on derivative instruments, net	26	26	26
Total other comprehensive income (loss)	$ 9,294	$ 7,835	$ (324)